Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Product sales	$ 24,394	$ 22,282	$ 18,360	[1]
Less: royalties	(1,523)	(1,255)	(1,018)
Revenue	22,871	21,027	17,342
Expenses
Production	6,277	6,464	5,675	[1]
Transportation, blending and feedstock	4,699	4,189	3,529	[1]
Depletion, depreciation and amortization	5,546	5,161	5,186
Asset retirement obligation accretion	190	186	164
Realized risk management (commodity derivatives)	64	(99)	(2)
Gain on acquisition, disposition and revaluation of properties	0	(452)	(379)
Loss (gain) from investments	293	346	(38)
Total expenses	17,915	17,505	14,469
Administration	344	325	319
Share-based compensation	223	(146)	134
Interest and other financing expense	836	739	631
Net unrealized risk management loss (gain)	13	(35)	37
Foreign exchange (gain) loss	(570)	827	(787)
Earnings before taxes	4,956	3,522	2,873
Current income tax expense (recovery)	434	374	(164)
Deferred income tax expense (recovery)	(894)	557	640
Net earnings	5,416	2,591	2,397
Inter–segment elimination and other
Revenue [abstract]
Product sales	496	558	609
Less: royalties	0	0	0
Revenue	496	558	609
Expenses
Production	56	58	71
Transportation, blending and feedstock	437	491	527
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	0	0
Loss (gain) from investments	0	0	0
Total expenses	493	549	598
Earnings before taxes	3	9	11
Non-segmented
Expenses
Loss (gain) from investments	6	341	(7)
Total expenses	867	1,962	370
Administration	344	325	319
Share-based compensation	223	(146)	134
Interest and other financing expense	836	739	631
Net unrealized risk management loss (gain)	28	(124)	80
Foreign exchange (gain) loss	(570)	827	(787)
Total Segments
Revenue [abstract]
Product sales	24,394	22,282	18,360
Less: royalties	(1,523)	(1,255)	(1,018)
Revenue	22,871	21,027	17,342
Expenses
Production	6,277	6,464	5,675
Transportation, blending and feedstock	4,699	4,189	3,529
Depletion, depreciation and amortization	5,546	5,161	5,186
Asset retirement obligation accretion	190	186	164
Realized risk management (commodity derivatives)	49	(10)	(45)
Gain on acquisition, disposition and revaluation of properties	0	(452)	(379)
Loss (gain) from investments	287	5	(31)
Total expenses	17,048	15,543	14,099
Earnings before taxes	5,823	5,484	3,243
North America | Operating segments
Revenue [abstract]
Product sales	10,835	8,510	9,161
Less: royalties	(998)	(723)	(809)
Revenue	9,837	7,787	8,352
Expenses
Production	2,425	2,405	2,362
Transportation, blending and feedstock	2,935	2,587	2,291
Depletion, depreciation and amortization	3,326	3,132	3,243
Asset retirement obligation accretion	95	87	80
Realized risk management (commodity derivatives)	49	(10)	(45)
Gain on acquisition, disposition and revaluation of properties	0	(277)	(35)
Loss (gain) from investments	0	0	0
Total expenses	8,830	7,924	7,896
Earnings before taxes	1,007	(137)	456
North Sea | Operating segments
Revenue [abstract]
Product sales	922	893	784
Less: royalties	(2)	(2)	(1)
Revenue	920	891	783
Expenses
Production	391	405	400
Transportation, blending and feedstock	19	22	31
Depletion, depreciation and amortization	308	257	509
Asset retirement obligation accretion	28	29	27
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	(139)	0
Loss (gain) from investments	0	0	0
Total expenses	746	574	967
Earnings before taxes	174	317	(184)
Offshore Africa | Operating segments
Revenue [abstract]
Product sales	707	698	632
Less: royalties	(42)	(51)	(41)
Revenue	665	647	591
Expenses
Production	109	208	226
Transportation, blending and feedstock	2	2	1
Depletion, depreciation and amortization	242	201	205
Asset retirement obligation accretion	6	9	9
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	(36)	0
Loss (gain) from investments	0	0	0
Total expenses	359	384	441
Earnings before taxes	306	263	150
Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	11,346	11,521	7,072
Less: royalties	(481)	(479)	(167)
Revenue	10,865	11,042	6,905
Expenses
Production	3,276	3,367	2,600
Transportation, blending and feedstock	1,306	1,087	679
Depletion, depreciation and amortization	1,656	1,557	1,220
Asset retirement obligation accretion	61	61	48
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	0	(230)
Loss (gain) from investments	0	0	0
Total expenses	6,299	6,072	4,317
Earnings before taxes	4,566	4,970	2,588
Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	88	102	102
Less: royalties	0	0	0
Revenue	88	102	102
Expenses
Production	20	21	16
Transportation, blending and feedstock	0	0	0
Depletion, depreciation and amortization	14	14	9
Asset retirement obligation accretion	0	0	0
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	0	(114)
Loss (gain) from investments	287	5	(31)
Total expenses	321	40	(120)
Earnings before taxes	(233)	62	222
Crude Oil and NGLs | Inter–segment elimination and other
Revenue [abstract]
Product sales	351	410	448
Crude Oil and NGLs | Total Segments
Revenue [abstract]
Product sales	22,950	20,668	16,522
Crude Oil and NGLs | North America | Operating segments
Revenue [abstract]
Product sales	9,679	7,254	7,655
Crude Oil and NGLs | North Sea | Operating segments
Revenue [abstract]
Product sales	860	753	666
Crude Oil and NGLs | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	632	628	579
Crude Oil and NGLs | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	11,340	11,521	7,072
Crude Oil and NGLs | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	88	102	102
Natural gas | Inter–segment elimination and other
Revenue [abstract]
Product sales	145	148	161
Natural gas | Total Segments
Revenue [abstract]
Product sales	1,419	1,614	1,838
Natural gas | North America | Operating segments
Revenue [abstract]
Product sales	1,150	1,256	1,506
Natural gas | North Sea | Operating segments
Revenue [abstract]
Product sales	57	140	118
Natural gas | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	67	70	53
Natural gas | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	0	0	0
Natural gas | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	0	0	0
Other | Inter–segment elimination and other
Revenue [abstract]
Product sales	0	0	0
Other | Total Segments
Revenue [abstract]
Product sales	25	0	0
Other | North America | Operating segments
Revenue [abstract]
Product sales	6	0	0
Other | North Sea | Operating segments
Revenue [abstract]
Product sales	5	0	0
Other | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	8	0	0
Other | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	6	0	0
Other | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	$ 0	$ 0	$ 0

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018.